Income taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Deferred expense (benefit)
Provision for Income Taxes		$ 7,151	$ 2,356	$ 24,086	$ 6,195
Jefferson Capital, Inc. before the business combination
Deferred expense (benefit)
United States	$ (2,556)
Total deferred expense (benefit)	(2,556)
Provision for Income Taxes	$ (2,556)